Cover Page	Oct. 22, 2026
Cover [Abstract]
Entity Central Index Key	0000891166
Document Type	8-K
Document Period End Date	Oct. 22, 2026
Entity Registrant Name	Universal Insurance Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33251
Entity Tax Identification Number	65-0231984
Entity Address, Address Line One	1110 W. Commercial Blvd.
Entity Address, City or Town	Fort Lauderdale
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33309
City Area Code	954
Local Phone Number	958-1200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 Par Value
Trading Symbol	UVE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false